Note 11: Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Schedule of Defined Benefit Plans Disclosures [Text Block]
(Dollars in millions)	2011	2010
Change in Benefit Obligation:
Beginning balance	$24,445	$22,271
Service cost	444	396
Interest cost	1,298	1,287
Actuarial loss	2,185	1,625
Total benefits paid	(1,233)	(1,216)
Net settlement and curtailment loss (gain)	1	(37)
Plan amendments	21	121
Other	6	(2)
Ending balance	$27,167	$24,445
Change in Plan Assets:
Beginning balance	$22,384	$19,377
Actual return on plan assets	1,320	2,635
Employer contributions	1,060	1,621
Benefits paid from plan assets	(1,233)	(1,216)
Other	11	(33)
Ending balance	$23,542	$22,384
Funded Status:
Fair value of plan assets	$23,542	$22,384
Benefit obligations	(27,167)	(24,445)
Funded status of plan	$(3,625)	$(2,061)
Amounts Recognized in the Consolidated Balance Sheet Consist of:
Noncurrent assets	$552	$637
Current liability	(64)	(58)
Noncurrent liability	(4,113)	(2,640)
Net amount recognized	$(3,625)	$(2,061)
Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial loss	$9,436	$7,223
Prior service credit	(152)	(184)
Transition obligation	6	6
Net amount recognized	$9,290	$7,045

(Dollars in millions)	2011	2010
Projected benefit obligation	$24,091	$21,556
Accumulated benefit obligation	23,198	20,562
Fair value of plan assets	19,949	18,885

(Dollars in millions)	2011	2010	2009
Pension Benefits:
Service cost	$444	$396	$429
Interest cost	1,298	1,287	1,285
Expected return on plan assets	(1,834)	(1,735)	(1,634)
Amortization of prior service (credits) costs	(12)	(18)	56
Amortization of unrecognized net transition obligation	1	1	1
Recognized actuarial net loss	462	285	226
Net settlement and curtailment loss	16	2	102
Net periodic pension cost – employer	$375	$218	$465

(Dollars in millions)
Current year actuarial loss	$2,700
Amortization of actuarial loss	(462)
Current year prior service cost	21
Amortization of prior service credit	12
Amortization of transition obligation	(1)
Other	(1)
Total recognized in other comprehensive loss	$2,269
Net recognized in net periodic pension cost and other comprehensive loss	$2,644

(Dollars in millions)
Net actuarial loss	$722
Prior service credit	(12)
Transition obligation	1
$711

	Benefit Obligation		Net Cost
	2011	2010	2011	2010	2009
Discount rate	4.7%	5.4%	5.4%	5.9%	6.1%
Salary scale	4.3%	4.4%	4.4%	4.4%	4.4%
Expected return on plan assets	-	-	7.9%	8.0%	8.2%

	Quoted Prices in Active Markets For Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
(Dollars in millions)	(Level 1)	(Level 2)	(Level 3)	Total
Asset Category:
Public Equities
Global Equities	$5,210	$4	$-	$5,214
Global Equity Commingled Funds (a)	-	2,981	-	2,981
Enhanced Global Equities (b)	44	1,590	239	1,873
Private Equities (c)	-	-	1,159	1,159
Fixed Income Securities
Governments	1,564	1,199	-	2,763
Corporate Bonds	-	5,167	110	5,277
Structured Products (d)	-	67	-	67
Real Estate (e)	-	16	1,364	1,380
Other (f)	-	1,869	-	1,869
Cash & Cash Equivalents (g)	-	359	-	359
Subtotal	$6,818	$13,252	$2,872	22,942
Other Assets & Liabilities (h)				600
Total at December 31, 2011				$23,542

Public Equities
Global Equities	$5,332	$7	$1	$5,340
Global Equity Commingled Funds (a)	-	3,200	-	3,200
Enhanced Global Equities (b)	57	1,662	245	1,964
Private Equities (c)	-	-	1,134	1,134
Fixed Income Securities
Governments	691	1,149	-	1,840
Corporate Bonds	21	5,424	-	5,445
Structured Products (d)	-	76	-	76
Real Estate (e)	-	26	944	970
Other (f)	-	1,517	-	1,517
Cash & Cash Equivalents (g)	-	293	-	293
Subtotal	$6,101	$13,354	$2,324	21,779
Other Assets & Liabilities (h)				605
Total at December 31, 2010				$22,384

(a)	Represents commingled funds that invest primarily in common stocks.
(b)	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
(c)	Represents limited partner investments with general partners that primarily invest in debt and equity.
(d)	Represents mortgage and asset-backed securities.
(e)	Represents investments in real estate including commingled funds and directly held properties.
(f)	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
(g)	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
(h)	Represents trust receivables and payables that are not leveled.

(Dollars in millions)	Global Equities	Enhanced Global Equities	Private Equities	Corporate Bonds	Real Estate	Total
Balance, December 31, 2009	$-	$11	$1,045	$-	$715	$1,771
Realized gains (losses)	-	-	157	-	(6)	151
Unrealized gains relating to
instruments still held in the reporting period	-	9	51	-	63	123
Purchases, sales, and settlements, net	1	225	(119)	-	150	257
Transfers in, net	-	-	-	-	22	22
Balance, December 31, 2010	1	245	1,134	-	944	2,324
Realized (losses) gains	-	(1)	108	-	(6)	101
Unrealized (losses) gains relating to
instruments still held in the reporting period	-	(1)	17	6	137	159
Purchases, sales, and settlements, net	(1)	(4)	(100)	104	289	288
Balance, December 31, 2011	$-	$239	$1,159	$110	$1,364	$2,872

(Dollars in millions)	2011	2010
Change in Benefit Obligation:
Beginning balance	$832	$876
Service cost	3	2
Interest cost	39	46
Actuarial gain	(7)	(29)
Total benefits paid	(104)	(105)
Other	21	42
Ending balance	$784	$832
Change in Plan Assets:
Beginning balance	$10	$11
Actual return on plan assets	2	(1)
Employer contributions	76	76
Benefits paid from plan assets	(104)	(105)
Other	16	29
Ending balance	$-	$10
Funded Status:
Fair value of plan assets	$-	$10
Benefit obligations	(784)	(832)
Funded status of plan	$(784)	$(822)
Amounts Recognized in the Consolidated Balance Sheet Consist of:
Current liability	$(74)	$(66)
Noncurrent liability	(710)	(756)
Net amount recognized	$(784)	$(822)
Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial gain	$(120)	$(130)
Prior service cost	2	1
Net amount recognized	$(118)	$(129)

(Dollars in millions)	2011	2010	2009
Other Postretirement Benefits:
Service cost	$3	$2	$2
Interest cost	39	46	50
Expected return on plan assets	(1)	(1)	(1)
Amortization of prior service credit	(2)	(2)	(2)
Recognized actuarial net gain	(8)	(1)	(3)
Net settlement and curtailment gain	(8)	-	-

Net periodic other postretirement benefit cost	$23	$44	$46

(Dollars in millions)
Current year actuarial gain	$(8)
Amortization of prior service credit	2
Amortization of actuarial net gain	8
Net settlements and curtailments	10
Total recognized in other comprehensive loss	$12
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$35

	Benefit Obligation		Net Cost
	2011	2010	2011	2010	2009
Discount rate	4.3%	4.9%	4.9%	5.5%	6.0%
Expected return on plan assets	-	-	5.0%	5.0%	5.8%

	2011	2010
Health care cost trend rate assumed for next year	8.5%	9.0%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	2019	2019

	2011 One-Percentage-Point
(Dollars in millions)	Increase	Decrease
Effect on total service and interest cost	$2	$(2)
Effect on postretirement benefit obligation	47	(40)

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award Text Block
	Stock Options		Stock Appreciation Rights		Performance Share Units
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price**	Other Incentive Shares / Units
Outstanding at:
December 31, 2010	27,337	$44.82	31,220	$64.72	3,024	$65.96	807
Granted	320	78.99	4,916	79.09	946	78.99	455
Exercised/earned	(6,551)	37.36	(1,249)	64.96	(746)	75.21	(116)
Cancelled	(77)	53.78	(849)	68.30	(262)	71.40	(37)
December 31, 2011	21,029	$47.63	34,038	$66.70	2,962	$67.31	1,109

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares in thousands, aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation Rights	54,779	$59.01	$771	5.0	37,362	$55.03	$675	3.6
Performance Share Units/Restricted Stock	3,065	-	224	1.3

	2011	2010	2009
Expected volatility	26% - 32%	24% - 28%	30% - 42%
Weighted-average volatility	26%	25%	30%
Expected term (in years)	7.5 - 8.0	7.4 - 7.9	7.4 - 7.9
Expected dividends	2.4%	2.7%	2.1%
Risk-free rate	0.1% - 3.5%	0.1% - 4.0%	0% - 2.5%

Schedule Of Multiemployer Plans Table [Text Block]
(Dollars in millions)		Pension Protection Act Zone Status		FIP/RP Status	Contributions				Expiration Date of Collective-Bargaining Agreement
Pension Fund	EIN/Pension Plan Number	2011	2010	Pending/ Implemented	2011	2010	2009	Surcharge Imposed
National Elevator Industry Plan	23-2694291	Green	Green	No	$56	$55	$60	No	July 8, 2012
Other funds					38	35	37

					$94	$90	$97